Advances to suppliers	6 Months Ended
Jun. 30, 2026
Advances do Suppliers [Abstract]
Disclosure Advances To Suppliers Explanatory
14 ADVANCES TO SUPPLIERS

	06/30/2026	12/31/2025
Forestry development program	3,179,413	2,788,262
Advance to suppliers - others	104,050	76,818
	3,283,463	2,865,080

Current	104,050	76,818
Non-current	3,179,413	2,788,262
In the annual financial statements for the year ended December 31, 2025, the characteristics of the advances were disclosed, which did not change during the six-month period ended June 30, 2026.